Cover	Feb. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-36677
Entity Registrant Name	Diplomat Pharmacy, Inc.
Entity Central Index Key	0001610092
Entity Tax Identification Number	38-2063100
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	4100 S. Saginaw St.
Entity Address, City or Town	Flint
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48507
City Area Code	888
Local Phone Number	720-4450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	DPLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false